Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information	6 Months Ended
Jun. 30, 2019
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information

Notes to the unaudited condensed interim consolidated financial statements

1. Introduction, basis for the presentation of the condensed interim consolidated financial statements and other information

1.1. Introduction

Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank” or “BBVA") is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.

The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4 Bilbao) as noted on its web site (www.bbva.com).

In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, the “Group” or the “BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare consolidated financial statements comprising all consolidated subsidiaries of the Group.

The consolidated financial statements of the BBVA Group for the year ended December 31, 2018 were authorized for issue on March 15, 2019.

1.2. Basis for the presentation of the condensed interim consolidated financial statements

The BBVA Group’s condensed interim consolidated financial statements are presented in accordance with the International Accounting Standard 34 “Interim Financial Reporting” (“IAS 34”) and have been presented to the Board of Directors at its meeting held on July 30, 2019. In accordance with IAS 34, the interim financial information is prepared solely for the purpose of updating the last annual consolidated financial statements, focusing on new activities, events and circumstances that occurred during the period without duplicating the information previously published in those financial statements.

Therefore, the accompanying condensed interim consolidated financial statements do not include all information required by a complete set of consolidated financial statements prepared in accordance with International Financial Reporting Standards as issued by the IFRS-IASB, consequently for an appropriate understanding of the information included in them, they should be read together with the consolidated financial statements of the Group as of and for the year ended December 31, 2018.

The aforementioned annual consolidated financial statements were presented in accordance with IFRS-IASB and with EU-IFRS applicable as of December 31 2018 respectively, considering the Bank of Spain Circular 4/2017, and any other legislation governing financial reporting applicable to the Group in Spain.

The accompanying condensed interim consolidated financial statements were prepared applying principles of consolidation, accounting policies and valuation criteria, which, as described in Note 2, are the same as those applied in the consolidated financial statements of the Group as of and for the year ended December 31, 2018, taking into consideration the new Standards and Interpretations that became effective on January 1, 2019 (see Note 2.1), so that they present fairly the Group’s consolidated equity and financial position as of June 30, 2019, together with the consolidated results of its operations and the consolidated cash flows generated by the Group during the six months ended June 30, 2019.

The condensed interim consolidated financial statements and explanatory notes were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. They include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the entities in the Group.

All effective accounting standards and valuation criteria with a significant effect in the condensed interim consolidated financial statements were applied in their preparation.

The amounts reflected in the accompanying condensed interim consolidated financial statements are presented in millions of euros, unless it is more appropriate to use smaller units. Therefore, some items that appear without a balance in these condensed interim consolidated financial statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.

The percentage changes in amounts have been calculated using figures expressed in thousands of euros.

When determining the information to disclose about various items of the financial statements, the Group, in accordance with IAS 34, has taken into account their materiality in relation to the consolidated financial statements.

1.3. Comparative information

Hyperinflationary economies

The information as of June 30, 2018 has been restated for comparative purposes taking into account the change in accounting policies for hyperinflationary economies made by the Group in 2018 in accordance with IAS 29 "Financial information in hyperinflationary economies". Additionally, the application of accounting for hyperinflation in Argentina was performed for the first time in September 2018 with accounting effects from January 1, 2018, recording the impact of the nine months in the third quarter. In order to make the 2019 financial information comparable to 2018, the condensed interim consolidated financial statements as of and for the six months ended June 30, 2018 have been reexpressed to reflect these impacts.

Leases

As of January 1, 2019, IFRS 16 “Leases” replaced IAS 17 “Leases” and includes changes in the lessee accounting model (see Note 2.1). This amendment was applied using the modified retrospective method and the previous periods have not been restated for comparison purposes as allowed by the standard itself.

Income taxes

As mentioned in Note 2.1, derived from the IFRS 2015-2017 Annual Improvements Project, the amendment to IAS 12 - Income Tax meant that the tax impacts of the distribution of dividends must be recorded in the "Tax expense or income related to profit or loss from continuing operations" line of the consolidated income statements for the period. Previously they were recorded under total equity. This amendment was applied prospectively from January 1, 2019. The amount derived from having applied this amendment to IAS 12 to prior years would have resulted in a benefit of €38 million in the consolidated income statement for the first half of 2018, which would have meant an increase of 1.5% of the profit attributable to owners of the parent result of that period). This reclassification has no impact on the consolidated total equity.

Operating segments

In 2019, there have been changes to the BBVA Group business segments in comparison to the segment structure in 2018 (See Note 5). The information related to business segments as of December 31, 2018 and as of June 30, 2018 has been restated in order to make them comparable, as required by IFRS 8 “Information by business segments”.

1.4. Seasonal nature of income and expense

The nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.

1.5. Responsibility for the information and for the estimates made

The information contained in the BBVA Group’s condensed interim consolidated financial statements is the responsibility of the Group’s Directors.

Estimates were required to be made at times when preparing these condensed interim consolidated financial statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expenses and commitments. These estimates relate mainly to the following:

  Impairment losses on certain financial assets (Notes 6, 12, 13, 14 and 15).
  The assumptions used to quantify certain provisions (Note 23) and for the actuarial calculation of post-employment benefit liabilities and commitments (Note 24).
  The useful life and impairment losses of tangible and intangible assets (Note 16, 17, 19 and 20).
  The valuation of goodwill and price allocation of business combinations (Note 17).
  The fair value of certain unlisted financial assets and liabilities (Note 7).
  The recoverability of deferred tax assets (Note 18).

Although these estimates were made on the basis of the best information available as of the end of the reporting period, future events may make it necessary to modify them (either up or down) over the coming years. This would be done prospectively in accordance with applicable standards, recognizing the effects of changes in the estimates in the corresponding consolidated income statement.

During the six months ended June 30, 2019 there were no significant changes to the assumptions made as of December 31, 2018, except as indicated in these consolidated financial statements.